Investment in equity accounted investees (Tables)	12 Months Ended
Mar. 31, 2020
Investments accounted for using equity method [Line Items]
Disclosure Of Equity Shares Held In Equity Accounted Investees [Table Text Block]

	As at March 31,
	2020		2019
Equity shares held in Kunshan Rotam Reddy Pharmaceutical Company Limited, China	Rs.	2,714	Rs.	2,464
Equity shares held in DRES Energy Private Limited, India		49		65
	Rs.	2,763	Rs.	2,529

Kunshan Rotam Reddy Pharmaceuticals Co. Limited [Member]
Investments accounted for using equity method [Line Items]
Disclosure of detailed information about joint venture [Table Text Block]
Summary financial information of Reddy Kunshan, as translated into the reporting currency of the Company and not adjusted for the percentage ownership held by the Company, is as follows:

	As of/for the Year Ended March 31,
	2020		2019		2018
Ownership		51.3%		51.3%		51.3%
Total current assets	Rs.	6,925	Rs.	6,195	Rs.	4,933
Total non-current assets		732		374		347
Total assets	Rs.	7,657	Rs.	6,569	Rs.	5,280
Equity	Rs.	4,931	Rs.	4,448	Rs.	3,600
Total current liabilities		2,726		2,121		1,680
Total equity and liabilities	Rs.	7,657	Rs.	6,569	Rs.	5,280
Revenues	Rs.	7,679	Rs.	7,436	Rs.	5,482
Expenses		6,554		6,558		4,792
Profit for the year	Rs.	1,125	Rs.	878	Rs.	690
Company’s share of profits for the year	Rs.	577	Rs.	449	Rs.	354
Carrying value of the Company’s investment (1)	Rs.	2,714	Rs.	2,464	Rs.	2,029
Translation adjustment arising out of translation of foreign currency balances	Rs.	306	Rs.	241	Rs.	255

(1)	Includes Rs.181 representing the goodwill on acquisition of investment.

DRES energy private limited [Member]
Investments accounted for using equity method [Line Items]
Disclosure of detailed information about joint venture [Table Text Block]
Details of the Company’s investment in DRES Energy Private Limited:

	As of/for the Year Ended March 31,
	2020		2019		2018
Carrying value of the Company’s investment	Rs.	49	Rs.	65	Rs.	75
Company’s share of profits for the year		(16)		(11)		(10)